Earnings or Loss Per Common Share - Schedule of Weighted Average Number of Common Shares Outstanding for Basic and Diluted EPS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted average common shares outstanding:
Basic	878,710	628,101	376,312
Diluted	878,710	628,101	376,312